TAXES ON INCOME (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carryforward	$ 30,330	$ 34,708
Reserves and allowances	5,613	5,722
Net deferred tax assets before valuation allowance	35,943	40,430
Less - valuation allowance	(31,593)	(33,744)
Deferred tax asset	4,350	6,686
Deferred tax liability	(305)	(389)
Domestic Tax Authority [Member]
Deferred tax assets:
Deferred tax asset	3,342	5,013
Foreign Tax Authority [Member]
Deferred tax assets:
Deferred tax asset	1,008	1,673
Deferred tax liability	$ (305)	$ (389)